INVENTORY	12 Months Ended
Dec. 31, 2024
INVENTORY
INVENTORY

NOTE 11 - INVENTORY

As of December 31, 2024, the Company’s inventory was $0, which consisted of $0 in raw material and $0 in finished goods.

As of December 31, 2023, the Company’s inventory was $30,802, which consisted of $30,802 in raw material and $0 in finished goods.